Note 7 - Subsequent Events	9 Months Ended
Dec. 31, 2013
Notes
Note 7 - Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

In accordance with ASC 855, the Company’s management has evaluated the subsequent events through the date the financial statements were issued and has found no subsequent events to report.